Disclosure of accumulated other comprehensive income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Foreign Currency Abstract
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Beginning Balance	$ (36,099)	[1]	$ (31,277)	[1]	$ (28,829)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	(4,451)	[1]	(4,822)	[1]	(2,448)
Reclassification adjustment for (gains) losses included in net income (loss)	7,718	[1]	0	[1]	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent, Total	3,267	[1]	(4,822)	[1]	(2,448)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Ending Balance	(32,832)	[1]	(36,099)	[1]	(31,277)	[1]
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Abstract
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Beginning Balance	(104,302)	[1]	(225,846)	[1]	(216,058)
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Before Reclassification Adjustments And Tax	(98,015)		104,272		(27,699)
Other Comprehensive Income Loss Amortization Adjustment From A O C I Pension And Other Postretirement Benefit Plans For Net Prior Service Cost Credit Net Of Tax	(5,188)	[1]	17,272	[1]	18,051
Other Comprehensive IncomeLoss Reclassification AdjustmentFrom A O C I Pension And Other Postretirement Benefit Plans For Net Gain Loss Net Of Tax	2,318	[1]	0	[1]	(140)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent, Total	(100,885)	[1]	121,544	[1]	(9,788)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Ending Balance	(205,187)	[1]	(104,302)	[1]	(225,846)	[1]
Unrealized Gain Loss On Investments Abstract
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Beginning Balance	(48,344)	[1]	154,568	[1]	203,078
Other Comprehensive Income Loss Available For Sale Securities Adjustment Before Reclassification Adjustments	55,987	[1]	(201,119)	[1]	(50,204)
Other Comprehensive Income Loss Reclassification Adjustment From A O C I For Sale Of Securities Net Of Tax	822	[1]	(1,793)	[1]	1,694
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	56,809	[1]	(202,912)	[1]	(48,510)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Ending Balance	8,465	[1]	(48,344)	[1]	154,568	[1]
Unrealized net gain (losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Beginning Balance	0	[1]	(313)	[1]	(739)
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period	(4,034)	[1]	1,436	[1]	(9,457)
Other Comprehensive Income Loss Reclassification Adjustment From A O C I On Derivatives Net Of Tax	3,716	[1]	(1,123)	[1]	9,883
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent, Total	(318)	[1]	313	[1]	426
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Ending Balance	(318)	[1]	0	[1]	(313)	[1]
Accumulated other comprehensive income (loss)	$ (229,872)		$ (188,745)	[1]	$ (102,868)

[1]	All amounts presented are net of tax.